LEASES - Supplemental cash flow information (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Lessee Disclosure [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	¥ 403
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 497